UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-06206

        Nuveen Insured Quality Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Insured Quality Municipal Fund, Inc. (NQI)
	July 31, 2006
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Alabama – 1.6% (1.0% of Total Investments)
$ 1,135	Birmingham Waterworks and Sewerage Board, Alabama, Water and Sewerage Revenue Bonds, Series	1/13 at 100.00	AAA	$1,209,592
	2002B, 5.250%, 1/01/20 – MBIA Insured
7,500	Huntsville Healthcare Authority, Alabama, Revenue Bonds, Series 2005A, 5.000%, 6/01/24 –	6/15 at 100.00	AAA	7,729,050
	MBIA Insured

8,635	Total Alabama			8,938,642

	Arizona – 1.6% (1.1% of Total Investments)
9,200	Phoenix, Arizona, Civic Improvement Corporation, Senior Lien Airport Revenue Bonds, Series	7/12 at 100.00	AAA	9,458,336
	2002B, 5.250%, 7/01/32 – FGIC Insured (Alternative Minimum Tax)

	Arkansas – 0.8% (0.5% of Total Investments)
4,250	University of Arkansas, Fayetteville, Revenue Bonds, Medical Sciences Campus, Series 2004B,	11/14 at 100.00	Aaa	4,408,143
	5.000%, 11/01/24 – MBIA Insured

	California – 28.2% (18.4% of Total Investments)
1,500	Acalanes Union High School District, Contra Costa County, California, General Obligation	8/15 at 100.00	AAA	1,567,995
	Bonds, Series 2005, 5.000%, 8/01/24 – FGIC Insured
6,620	Alameda County, California, Certificates of Participation, Alameda County Public Facilities	9/06 at 102.00	AAA	6,764,448
	Corporation, Series 1991, 6.000%, 9/01/21 (Pre-refunded 9/01/06) – MBIA Insured
	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,
	Series 2005AC:
4,045	5.000%, 12/01/24 – MBIA Insured	12/14 at 100.00	AAA	4,214,000
4,000	5.000%, 12/01/26 – MBIA Insured	12/14 at 100.00	AAA	4,152,960
1,275	California Educational Facilities Authority, Revenue Bonds, Occidental College, Series 2005A,	10/15 at 100.00	Aaa	1,368,381
	5.250%, 10/01/23 – MBIA Insured
13,175	California Pollution Control Financing Authority, Revenue Refunding Bonds, Southern California	9/09 at 101.00	AAA	13,758,126
	Edison Company, Series 1999A, 5.450%, 9/01/29 – MBIA Insured
8,000	California, General Obligation Bonds, Series 2002, 5.000%, 10/01/32 – MBIA Insured	10/12 at 100.00	AAA	8,186,000
3,750	California, General Obligation Bonds, Series 2004, 5.000%, 4/01/31 – AMBAC Insured	4/14 at 100.00	AAA	3,856,725
20,500	California, General Obligation Refunding Bonds, Series 2002, 5.000%, 4/01/27 – AMBAC Insured	4/12 at 100.00	AAA	21,138,780
2,340	Cerritos Public Financing Authority, California, Tax Allocation Revenue Bonds, Los Cerritos	11/17 at 102.00	AAA	2,464,043
	Redevelopment Projects, Series 2002A, 5.000%, 11/01/24 – AMBAC Insured
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding
	Bonds, Series 1999:
22,985	0.000%, 1/15/24 – MBIA Insured	1/10 at 44.52	AAA	8,762,342
22,000	0.000%, 1/15/31 – MBIA Insured	1/10 at 29.11	AAA	5,451,600
50,000	0.000%, 1/15/37 – MBIA Insured	1/10 at 20.19	AAA	8,592,000
5,000	Garden Grove, California, Certificates of Participation, Financing Project, Series 2002A,	3/12 at 101.00	AAA	5,179,800
	5.125%, 3/01/32 – AMBAC Insured
5,500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/15 at 100.00	AAA	5,663,900
	Revenue Bonds, Series 2005A, 5.000%, 6/01/35 – FGIC Insured
3,795	Kern Community College District, California, General Obligation Bonds, Series 2005, 5.000%,	11/15 at 100.00	AAA	4,012,074
	11/01/20 – FSA Insured
5,423	Moreno Valley Public Finance Authority, California, GNMA Collateralized Assisted Living	1/12 at 105.00	Aaa	5,736,775
	Housing Revenue Bonds, CDC Assisted Living Project, Series 2000A, 7.500%, 1/20/42
5,650	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue Bonds,	8/06 at 100.00	AAA	5,755,599
	Redevelopment Project 1, Series 1993, 5.850%, 8/01/22 – MBIA Insured (ETM)
3,615	Pasadena Unified School District, Los Angeles County, California, General Obligation Bonds,	5/13 at 100.00	AAA	3,874,268
	Series 2003D, 5.000%, 5/01/24 (Pre-refunded 5/01/13) – MBIA Insured
2,590	Riverside County Public Financing Authority, California, Tax Allocation Bonds, Multiple	10/14 at 100.00	AAA	2,674,848
	Projects, Series 2004, 5.000%, 10/01/25 – XLCA Insured
2,000	San Diego Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Centre City	9/14 at 100.00	AAA	2,078,740
	Project, Series 2004A, 5.000%, 9/01/21 – XLCA Insured
	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco
	International Airport, Second Series 2001, Issue 27A:
7,200	5.125%, 5/01/21 – MBIA Insured (Alternative Minimum Tax)	5/11 at 100.00	AAA	7,421,688
12,690	5.250%, 5/01/31 – MBIA Insured (Alternative Minimum Tax)	5/11 at 100.00	AAA	12,969,561
	San Francisco Bay Area Rapid Transit District, California, Sales Tax Revenue Bonds,
	Series 2005A:
2,000	5.000%, 7/01/21 – MBIA Insured	7/15 at 100.00	AAA	2,103,460
3,655	5.000%, 7/01/22 – MBIA Insured	7/15 at 100.00	AAA	3,833,035
3,840	5.000%, 7/01/23 – MBIA Insured	7/15 at 100.00	AAA	4,018,368
1,000	Sierra Joint Community College District, Tahoe Truckee, California, General Obligation Bonds,	8/14 at 100.00	AAA	1,035,660
	School Facilities Improvement District 1, Series 2005A, 5.000%, 8/01/27 – FGIC Insured
1,575	Sierra Joint Community College District, Western Nevada, California, General Obligation Bonds,	8/14 at 100.00	AAA	1,629,023
	School Facilities Improvement District 2, Series 2005A, 5.000%, 8/01/27 – FGIC Insured
3,600	Ventura County Community College District, California, General Obligation Bonds, Series 2005B,	8/15 at 100.00	AAA	3,738,744
	5.000%, 8/01/28 – MBIA Insured

229,323	Total California			162,002,943

	Colorado – 1.4% (0.9% of Total Investments)
2,015	Board of Trustees of the University of Northern Colorado, Revenue Bonds, Series 2005, 5.000%,	6/15 at 100.00	AAA	2,110,854
	6/01/22 – FSA Insured
3,750	Denver City and County, Colorado, Airport System Revenue Bonds, Series 1996D, 5.500%,	11/06 at 101.00	AAA	3,802,425
	11/15/25 – MBIA Insured
1,250	Jefferson County School District R1, Colorado, General Obligation Bonds, Series 2004, 5.000%,	12/14 at 100.00	AAA	1,302,437
	12/15/24 – FSA Insured
1,000	University of Colorado, Enterprise System Revenue Bonds, Series 2005, 5.000%, 6/01/30 –	6/15 at 100.00	AAA	1,036,420
	FGIC Insured

8,015	Total Colorado			8,252,136

	Connecticut – 0.4% (0.2% of Total Investments)
2,000	Connecticut, General Obligation Bonds, Series 2004D, 5.000%, 12/01/22 – MBIA Insured	12/14 at 100.00	AAA	2,099,220

	Delaware – 0.5% (0.4% of Total Investments)
3,000	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2005, 5.000%,	1/15 at 100.00	AAA	3,122,160
	1/01/25 – MBIA Insured

	District of Columbia – 1.4% (0.9% of Total Investments)
8,000	Washington Convention Center Authority, District of Columbia, Senior Lien Dedicated Tax	10/08 at 101.00	AAA	8,205,520
	Revenue Bonds, Series 1998, 5.000%, 10/01/21 – AMBAC Insured

	Florida – 8.5% (5.6% of Total Investments)
3,450	Collier County, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.000%, 10/01/24 –	10/14 at 100.00	AAA	3,582,135
	MBIA Insured
4,000	Florida Board of Education, Lottery Revenue Bonds, Series 2005A, 5.000%, 7/01/22 –	7/15 at 101.00	AAA	4,205,840
	AMBAC Insured
3,250	Florida State Board of Education, Full Faith and Credit Public Education Capital Outlay Bonds,	6/13 at 101.00	AAA	3,384,388
	Series 2003J, 5.000%, 6/01/22 – AMBAC Insured
20,000	Lee County, Florida, Airport Revenue Bonds, Series 2000A, 5.750%, 10/01/25 – FSA Insured	10/10 at 101.00	AAA	21,281,400
	(Alternative Minimum Tax)
4,115	Miami-Dade County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds,	7/11 at 100.00	AAA	4,256,021
	Monterey Pointe Apartments, Series 2001-2A, 5.850%, 7/01/37 – FSA Insured (Alternative
	Minimum Tax)
7,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2002,	10/12 at 100.00	AAA	7,279,160
	5.375%, 10/01/32 – FGIC Insured (Alternative Minimum Tax)
1,000	Ocala, Florida, Utility System Revenue Bonds, Series 2005B, 5.250%, 10/01/25 – FGIC Insured	10/15 at 100.00	Aaa	1,070,890
3,780	Palm Beach County School Board, Florida, Certificates of Participation, Series 2003A, 5.000%,	8/13 at 100.00	AAA	3,988,013
	8/01/16 – AMBAC Insured

46,595	Total Florida			49,047,847

	Georgia – 0.2% (0.1% of Total Investments)
1,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2004, 5.000%, 11/01/22 –	11/14 at 100.00	AAA	1,040,720
	FSA Insured

	Hawaii – 6.1% (4.0% of Total Investments)
1,620	Hawaii County, Hawaii, General Obligation Bonds, Series 2003A, 5.000%, 7/15/21 – FSA Insured	7/13 at 100.00	AAA	1,686,128
16,180	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaiian Electric	11/06 at 101.00	AAA	16,370,924
	Company Inc., Series 1996A, 6.200%, 5/01/26 – MBIA Insured (Alternative Minimum Tax)
	Hawaii Department of Transportation, Airport System Revenue Refunding Bonds, Series 2000B:
8,785	6.625%, 7/01/18 – FGIC Insured (Alternative Minimum Tax)	7/10 at 101.00	AAA	9,656,384
7,000	6.000%, 7/01/19 – FGIC Insured (Alternative Minimum Tax)	7/10 at 101.00	AAA	7,545,370

33,585	Total Hawaii			35,258,806

	Illinois – 15.4% (10.0% of Total Investments)
9,500	Chicago, Illinois, Second Lien General Airport Revenue Refunding Bonds, O’Hare International	1/10 at 101.00	AAA	9,968,255
	Airport, Series 1999, 5.500%, 1/01/15 – AMBAC Insured (Alternative Minimum Tax)
2,875	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport,	1/16 at 100.00	AAA	3,055,924
	Series 2005A, 5.250%, 1/01/24 – MBIA Insured
25,000	Illinois Health Facilities Authority, Revenue Bonds, Iowa Health System, Series 2000, 5.875%,	2/10 at 101.00	AAA	26,800,750
	2/15/30 – AMBAC Insured (ETM)
13,275	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2001, 5.250%, 5/01/26 –	5/11 at 100.00	AAA	13,775,999
	FSA Insured
15,785	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2002, 5.250%, 4/01/27 –	4/12 at 100.00	AAA	16,497,219
	FSA Insured
18,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AAA	7,530,120
	Project, Series 2002A, 0.000%, 12/15/24 – MBIA Insured
10,000	University of Illinois, Certificates of Participation, Utility Infrastructure Projects, Series	8/11 at 100.00	AAA	10,663,800
	2001B, 5.250%, 8/15/21 (Pre-refunded 8/15/11) – AMBAC Insured

94,435	Total Illinois			88,292,067

	Indiana – 1.6% (1.1% of Total Investments)
7,790	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 1990A, 7.250%,	No Opt. Call	AAA	9,260,908
	6/01/15 – AMBAC Insured

	Kansas – 0.5% (0.4% of Total Investments)
3,000	Wichita, Kansas, Water and Sewerage Utility Revenue Bonds, Series 2003, 5.000%, 10/01/21 –	10/13 at 100.00	AAA	3,123,660
	FGIC Insured

	Kentucky – 5.8% (3.8% of Total Investments)
3,015	Kentucky Asset/Liability Commission, General Fund Revenue Project Notes, First Series 2005,	5/15 at 100.00	AAA	3,132,796
	5.000%, 5/01/25 – MBIA Insured
	Kentucky Economic Development Finance Authority, Health System Revenue Bonds, Norton
	Healthcare Inc., Series 2000C:
6,345	6.150%, 10/01/27 – MBIA Insured	10/13 at 101.00	AAA	7,220,229
18,185	6.150%, 10/01/28 – MBIA Insured	10/13 at 101.00	AAA	20,647,249
2,230	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 85, Series 2005,	8/15 at 100.00	AAA	2,336,148
	5.000%, 8/01/23 – FSA Insured

29,775	Total Kentucky			33,336,422

	Louisiana – 0.7% (0.4% of Total Investments)
3,790	Orleans Levee District, Louisiana, Levee District General Obligation Bonds, Series 1986,	12/06 at 102.50	AAA	3,908,438
	5.950%, 11/01/15 – FSA Insured

	Maine – 1.5% (1.0% of Total Investments)
8,000	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 1999B, 6.000%,	7/09 at 101.00	AAA	8,516,400
	7/01/29 – MBIA Insured

	Maryland – 1.4% (0.9% of Total Investments)
7,535	Maryland Transportation Authority, Airport Parking Revenue Bonds, Baltimore-Washington	3/12 at 101.00	AAA	8,040,674
	International Airport Passenger Facility, Series 2002B, 5.500%, 3/01/18 – AMBAC Insured
	(Alternative Minimum Tax)

	Massachusetts – 2.5% (1.6% of Total Investments)
5,000	Massachusetts Bay Transportation Authority, Senior Sales Tax Revenue Refunding Bonds, Series	7/12 at 100.00	AAA	5,308,300
	2002A, 5.000%, 7/01/27 (Pre-refunded 7/01/12) – FGIC Insured
1,680	Massachusetts College Building Authority, Project Revenue Bonds, Series 2006A, 5.000%,	5/16 at 100.00	AAA	1,738,212
	5/01/36 – AMBAC Insured
1,100	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2005A, 5.250%,	8/17 at 100.00	AAA	1,186,317
	8/01/26 – MBIA Insured
	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2004:
1,250	5.250%, 1/01/21 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	AAA	1,353,962
1,000	5.250%, 1/01/22 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	AAA	1,083,170
1,195	5.250%, 1/01/23 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	AAA	1,294,388
2,000	5.250%, 1/01/24 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	AAA	2,166,340

13,225	Total Massachusetts			14,130,689

	Michigan – 0.9% (0.6% of Total Investments)
4,750	Michigan Strategic Fund, Collateralized Limited Obligation Pollution Control Revenue Refunding	9/09 at 102.00	AAA	4,976,100
	Bonds, Detroit Edison Company, Series 1999A, 5.550%, 9/01/29 – MBIA Insured (Alternative
	Minimum Tax)

	Minnesota – 0.0% (0.0% of Total Investments)
77	St. Louis Park, Minnesota, GNMA Mortgage-Backed Securities Program Single Family Residential	10/06 at 100.00	Aaa	77,340
	Mortgage Revenue Bonds, Series 1991A, 7.250%, 4/20/23

	Mississippi – 1.4% (0.9% of Total Investments)
2,715	Harrison County Wastewater Management District, Mississippi, Revenue Refunding Bonds,	No Opt. Call	AAA	3,335,893
	Wastewater Treatment Facilities, Series 1991B, 7.750%, 2/01/14 – FGIC Insured
2,545	Harrison County Wastewater Management District, Mississippi, Wastewater Treatment Facilities	No Opt. Call	AAA	3,170,739
	Revenue Refunding Bonds, Series 1991A, 8.500%, 2/01/13 – FGIC Insured
1,535	Mississippi Home Corporation, GNMA Collateralized Single Family Mortgage Revenue Bonds, Series	12/06 at 105.00	Aaa	1,563,336
	1996C, 7.600%, 6/01/29 (Alternative Minimum Tax)

6,795	Total Mississippi			8,069,968

	Missouri – 0.3% (0.2% of Total Investments)
1,500	Camdenton Reorganized School District R3, Camden County, Missouri, General Obligation Bonds,	No Opt. Call	AAA	1,607,445
	Series 2005, 5.250%, 3/01/24 – FSA Insured

	Nevada – 7.1% (4.6% of Total Investments)
33,700	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas	1/10 at 100.00	AAA	34,741,328
	Monorail Project, First Tier, Series 2000, 5.375%, 1/01/40 – AMBAC Insured
5,720	Reno, Nevada, Senior Lien Sales and Room Tax Revenue Bonds, Reno Transportation Rail Access	6/12 at 100.00	AAA	6,105,185
	Corridor Project, Series 2002, 5.125%, 6/01/32 (Pre-refunded 6/01/12) – AMBAC Insured

39,420	Total Nevada			40,846,513

	New Jersey – 1.1% (0.7% of Total Investments)
	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge,
	Series 2004A:
1,700	5.000%, 7/01/22 – MBIA Insured	7/14 at 100.00	AAA	1,774,443
1,700	5.000%, 7/01/23 – MBIA Insured	7/14 at 100.00	AAA	1,764,617
2,500	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%, 1/01/19 – FGIC Insured	7/13 at 100.00	AAA	2,621,650

5,900	Total New Jersey			6,160,710

	New Mexico – 1.1% (0.7% of Total Investments)
	New Mexico Finance Authority, Public Project Revolving Fund Revenue Bonds, Series 2004C:
1,420	5.000%, 6/01/22 – AMBAC Insured	6/14 at 100.00	AAA	1,480,151
3,290	5.000%, 6/01/23 – AMBAC Insured	6/14 at 100.00	AAA	3,422,719
1,530	New Mexico State University, Revenue Bonds, Series 2004, 5.000%, 4/01/23 – AMBAC Insured	4/14 at 100.00	AAA	1,590,619

6,240	Total New Mexico			6,493,489

	New York – 17.5% (11.4% of Total Investments)
11,760	Dormitory Authority of the State of New York, New York City, Lease Revenue Bonds, Court	5/10 at 101.00	AAA	12,704,446
	Facilities, Series 1999, 5.750%, 5/15/30 (Pre-refunded 5/15/10) – AMBAC Insured
1,100	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities	2/15 at 100.00	AAA	1,143,758
	Improvements, Series 2005A, 5.000%, 2/15/24 – AMBAC Insured
15,000	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing	10/12 at 100.00	AAA	16,247,850
	Program, Series 2002D, 5.500%, 10/01/17 – MBIA Insured
5,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A,	6/16 at 100.00	AAA	5,214,750
	5.000%, 12/01/25 – FGIC Insured
8,000	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,	7/12 at 100.00	AAA	8,265,920
	Series 2002A, 5.000%, 7/01/25 – FGIC Insured
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
5,000	5.000%, 10/15/22 – MBIA Insured	10/14 at 100.00	AAA	5,237,750
1,630	5.000%, 10/15/24 – MBIA Insured	10/14 at 100.00	AAA	1,702,926
1,675	5.000%, 10/15/25 – MBIA Insured	10/14 at 100.00	AAA	1,746,422
10,615	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project,	11/06 at 102.00	AAA	10,846,832
	Series 1996A, 6.125%, 11/01/20 – FSA Insured
4,200	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 82, 5.550%,	10/09 at 100.00	AAA	4,307,226
	10/01/19 – MBIA Insured (Alternative Minimum Tax)
10,120	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/26 –	7/15 at 100.00	AAA	10,521,865
	FSA Insured
1,950	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second Generation,	10/15 at 100.00	AAA	2,048,631
	Series 2005B, 5.000%, 4/01/21 – AMBAC Insured
	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2005A:
3,500	5.000%, 3/15/19 – FSA Insured	3/15 at 100.00	AAA	3,691,555
6,595	5.000%, 3/15/25 – FSA Insured	3/15 at 100.00	AAA	6,864,076
	New York State Urban Development Corporation, Service Contract Revenue Bonds, Series 2005B:
2,460	5.000%, 3/15/24 – FSA Insured	3/15 at 100.00	AAA	2,565,731
2,465	5.000%, 3/15/25 – FSA Insured	3/15 at 100.00	AAA	2,565,572
5,000	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue	11/13 at 100.00	AAA	5,142,600
	Bonds, Series 2003A, 5.000%, 11/15/32 – FGIC Insured

96,070	Total New York			100,817,910

	Ohio – 2.8% (1.8% of Total Investments)
7,000	Cleveland State University, Ohio, General Receipts Bonds, Series 2004, 5.250%, 6/01/19 –	6/14 at 100.00	AAA	7,490,700
	FGIC Insured
5,000	Lorain County, Ohio, Health Facilities Revenue Bonds, Catholic Healthcare Partners, Series	9/09 at 102.00	AAA	5,269,450
	1999A, 5.500%, 9/01/29 – AMBAC Insured
3,065	Oak Hills Local School District, Hamilton County, Ohio, General Obligation Bonds, Series 2005,	12/15 at 100.00	AAA	3,195,998
	5.000%, 12/01/24 – FSA Insured

15,065	Total Ohio			15,956,148

	Oklahoma – 0.4% (0.3% of Total Investments)
2,250	Oklahoma Capitol Improvement Authority, State Facilities Revenue Bonds, Series 2005F, 5.000%,	7/15 at 100.00	AAA	2,347,763
	7/01/24 – AMBAC Insured

	Pennsylvania – 3.0% (2.0% of Total Investments)
3,000	Allegheny County Sanitary Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2005A,	12/15 at 100.00	AAA	3,125,880
	5.000%, 12/01/23 – MBIA Insured
7,000	Allegheny County, Pennsylvania, Airport Revenue Refunding Bonds, Pittsburgh International	1/08 at 101.00	AAA	7,150,010
	Airport, Series 1997A, 5.250%, 1/01/16 – MBIA Insured (Alternative Minimum Tax)
	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2006:
3,260	5.000%, 8/01/23 – AMBAC Insured	8/16 at 100.00	AAA	3,418,208
1,600	5.000%, 8/01/24 – AMBAC Insured	8/16 at 100.00	AAA	1,675,008
2,000	Pittsburgh Public Parking Authority, Pennsylvania, Parking Revenue Bonds, Series 2005B,	12/15 at 100.00	AAA	2,076,180
	5.000%, 12/01/23 – FGIC Insured

16,860	Total Pennsylvania			17,445,286

	Puerto Rico – 1.4% (0.9% of Total Investments)
2,500	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/22 –	7/15 at 100.00	AAA	2,629,325
	FGIC Insured
5,000	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA,	No Opt. Call	AAA	5,582,800
	5.500%, 7/01/16 – FGIC Insured

7,500	Total Puerto Rico			8,212,125

	South Carolina – 0.5% (0.4% of Total Investments)
3,000	Charleston County School District, South Carolina, General Obligation Bonds, Series 2004A,	2/14 at 100.00	AAA	3,128,520
	5.000%, 2/01/22 – AMBAC Insured

	Tennessee – 1.0% (0.6% of Total Investments)
	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue
	Refunding Bonds, Covenant Health, Series 2002A:
7,500	0.000%, 1/01/24 – FSA Insured	1/13 at 52.75	AAA	2,869,500
5,000	0.000%, 1/01/25 – FSA Insured	1/13 at 49.71	AAA	1,801,850
2,750	0.000%, 1/01/26 – FSA Insured	1/13 at 46.78	AAA	930,902

15,250	Total Tennessee			5,602,252

	Texas – 19.7% (12.8% of Total Investments)
8,000	Abilene Health Facilities Development Corporation, Texas, Hospital Revenue Refunding and	9/06 at 101.00	AAA	8,174,240
	Improvement Bonds, Hendrick Medical Center Project, Series 1995C, 6.150%, 9/01/25 –
	MBIA Insured
5,275	Austin, Texas, Combined Utility System Revenue Refunding Bonds, Series 1997, 5.125%,	11/07 at 100.00	AAA	5,349,483
	11/15/20 – FSA Insured
3,135	Corpus Christi, Texas, Utility System Revenue Bonds, Series 2004, 5.250%, 7/15/20 – FSA Insured	7/14 at 100.00	AAA	3,343,603
3,000	Dallas-Ft. Worth International Airport, Texas, Joint Revenue Refunding and Improvement Bonds,	11/11 at 100.00	AAA	3,227,790
	Series 2001A, 5.750%, 11/01/13 – FGIC Insured (Alternative Minimum Tax)
3,735	Grand Prairie Independent School District, Dallas County, Texas, General Obligation Bonds,	2/13 at 100.00	AAA	3,844,137
	Series 2003, 5.125%, 2/15/31 – FSA Insured
1,865	Harris County Hospital District, Texas, Revenue Refunding Bonds, Series 1990, 7.400%,	No Opt. Call	AAA	1,993,293
	2/15/10 – AMBAC Insured
715	Harris County Hospital District, Texas, Revenue Refunding Bonds, Series 1990, 7.400%,	No Opt. Call	AAA	754,253
	2/15/10 – AMBAC Insured (ETM)
5,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2004A, 5.250%,	5/14 at 100.00	AAA	5,304,450
	5/15/24 – FGIC Insured
4,500	Houston, Texas, General Obligation Public Improvement Bonds, Series 2001A, 5.000%, 3/01/22 –	3/11 at 100.00	AAA	4,648,500
	FSA Insured
17,000	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 2002A,	No Opt. Call	AAA	20,134,460
	5.750%, 12/01/32 – FSA Insured (ETM)
4,685	Houston, Texas, Subordinate Lien Airport System Revenue Bonds, Series 2000A, 5.500%, 7/01/19 –	7/10 at 100.00	AAA	4,886,361
	FSA Insured (Alternative Minimum Tax)
19,200	Jefferson County Health Facilities Development Corporation, Texas, FHA-Insured Mortgage	8/11 at 100.00	AAA	20,014,848
	Revenue Bonds, Baptist Hospital of Southeast Texas, Series 2001, 5.400%, 8/15/31 –
	AMBAC Insured
6,000	Laredo Community College District, Texas, Limited Tax General Obligation Bonds, Series 2001,	8/10 at 100.00	AAA	6,346,500
	5.375%, 8/01/31 (Pre-refunded 8/01/10) – AMBAC Insured
2,000	Laredo Independent School District Public Facilities Corporation, Texas, Lease Revenue Bonds,	8/11 at 100.00	AAA	2,041,200
	Series 2004A, 5.000%, 8/01/24 – AMBAC Insured
22,045	North Central Texas Health Facilities Development Corporation, Revenue Bonds, Children’s	8/12 at 101.00	AAA	22,928,784
	Medical Center of Dallas, Series 2002, 5.250%, 8/15/32 – AMBAC Insured

106,155	Total Texas			112,991,902

	Utah – 0.3% (0.2% of Total Investments)
1,660	Salt Lake City, Utah, Hospital Revenue Refunding Bonds, IHC Hospitals Inc., Series 1988A,	11/06 at 100.00	AAA	1,705,600
	8.000%, 5/15/07 (ETM)

	Washington – 11.5% (7.5% of Total Investments)
10,730	Chelan County Public Utility District 1, Washington, Hydro Consolidated System Revenue	7/11 at 101.00	AAA	11,439,682
	Refunding Bonds, Series 2001C, 5.650%, 7/01/32 – MBIA Insured (Alternative Minimum Tax)
15,025	Seattle Housing Authority, Washington, GNMA Collateralized Mortgage Loan Low Income Housing	11/11 at 105.00	AAA	16,796,748
	Assistance Revenue Bonds, Park Place Project, Series 2000A, 7.000%, 5/20/42
4,625	Seattle Housing Authority, Washington, GNMA Collateralized Mortgage Loan Low Income Housing	9/11 at 102.00	AAA	4,993,011
	Assistance Revenue Bonds, RHF/Esperanza Apartments Project, Series 2000A, 6.125%, 3/20/42
	(Alternative Minimum Tax)
5,000	Seattle, Washington, Municipal Light and Power Revenue Bonds, Series 2000, 5.250%, 12/01/21 –	12/10 at 100.00	AAA	5,222,250
	FSA Insured
11,750	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 1, Series	7/08 at 102.00	AAA	12,170,532
	1998A, 5.125%, 7/01/17 – MBIA Insured
2,500	Washington State Healthcare Facilities Authority, Revenue Bonds, Providence Services, Series	12/09 at 101.00	AAA	2,645,325
	1999, 5.375%, 12/01/19 (Pre-refunded 12/01/09) – MBIA Insured
10,000	Washington State, General Obligation Bonds, Series R-2003A, 5.000%, 1/01/19 – MBIA Insured	1/12 at 100.00	AAA	10,435,300
2,250	Washington, Certificates of Participation, Washington Convention and Trade Center, Series	7/09 at 100.00	AAA	2,327,873
	1999, 5.250%, 7/01/14 – MBIA Insured

61,880	Total Washington			66,030,721

	West Virginia – 2.4% (1.6% of Total Investments)
12,845	West Virginia Water Development Authority, Infrastructure Revenue Bonds, Infrastructure and	10/10 at 100.00	AAA	13,686,091
	Jobs Development Council Program, Series 2000A, 5.500%, 10/01/39 (Pre-refunded 10/01/10) –
	FSA Insured

	Wisconsin – 0.7% (0.5% of Total Investments)
2,180	Green Bay, Wisconsin, Water System Revenue Bonds, Series 2004, 5.000%, 11/01/26 – FSA Insured	11/14 at 100.00	Aaa	2,258,088
1,675	Wisconsin Public Power Incorporated System, Power Supply System Revenue Bonds, Series 2005A,	7/15 at 100.00	AAA	1,729,052
	5.000%, 7/01/30 – AMBAC Insured

3,855	Total Wisconsin			3,987,140

$ 928,225	Total Investments (cost $840,919,757) – 153.2%			880,586,754

	Other Assets Less Liabilities – 2.1%			12,297,378

	Preferred Shares, at Liquidation Value – (55.3)%			(318,000,000)

	Net Assets Applicable to Common Shares – 100%			$574,884,132

All of the bonds in the Portfolio of Investments are either covered by Original Issue Insurance, Secondary
Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S.
Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s
Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(ETM)	Escrowed to maturity.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At July 31, 2006, the cost of investments was $840,474,073.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2006, were as follows:

Gross unrealized:
Appreciation	$42,076,368
Depreciation	(1,963,687)

Net unrealized appreciation (depreciation) of investments	$40,112,681

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Insured Quality Municipal Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         September 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         September 28, 2006

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        September 28, 2006

* Print the name and title of each signing officer under his or her signature.